K&L Gates llp 1601 K Street, N.W. Washington, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

June 2, 2022

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-1520

KraneShares Trust

-- KraneShares Asia Pacific High Income Bond ETF

File Nos. 333-180870 and 811-22698

Re: Post-Effective Amendment No. 305

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of KraneShares Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 305 to the Registrant’s Registration Statement on Form N-1A (“PEA 280”) on behalf of its series listed above. PEA 305 includes the prospectus (“Prospectus”) and statement of additional information (“SAI”) relating to the series of the Registrant listed above. This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to amend the registration statement to add related performance to KraneShares Asia Pacific High Income Bond ETF. This filing is not intended to affect the prospectus or SAI of any other previously registered series of the Registrant.

The form and text of the prospectus and SAI (except the section titled “Prior Performance of Similar Accounts Managed by Nikko Asset Management Americas, Inc.” in the prospectus) do not differ in any significant way from the corresponding disclosure in the prospectus and the SAI contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

●	Post-Effective Amendment No. 280 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, with regard to KraneShares Asia Pacific High Yield Bond ETF (Accession No. 0001829126-21-004735) (June 2, 2021).

Securities and Exchange Commission

June 2, 2022

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 305. Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 305 will become effective on August 1, 2022. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by July 1, 2022. This will assist the Registrant in keeping to its prospectus printing schedule.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9473.

Sincerely,

/s/ Franklin H. Na
Franklin H. Na